Net Fee and Commission Income	12 Months Ended
Dec. 31, 2018
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Net Fee and Commission Income

4. NET FEE AND COMMISSION INCOME

	Group
	2018 £m	2017 £m	2016 £m
Fee and commission income:
Current account and debit card fees	753	791	747
Insurance, protection and investments	105	100	94
Credit cards	85	92	95
Non-banking and other fees(1)	227	239	252

Total fee and commission income	1,170	1,222	1,188

Total fee and commission expense	(421)	(415)	(418)

Net fee and commission income	749	807	770

(1)	Non-banking and other fees include mortgages, consumer finance, commitment commission, asset finance, invoice finance and trade finance.